SCHEDULE OF OPTIONS TO PURCHASE SUBORDINATE VOTING SHARES (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2025 $ / shares shares		Mar. 31, 2025 $ / shares shares		Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Life in Years	3 years 4 months 24 days		3 years 7 months 2 days
Exercise Price | (per share)	$ 21.49	[1]	$ 20.93	[2]	$ 29.32	$ 30.09
Outstanding	792,908		770,884		792,908	770,884	542,334	258,516
June 16, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Life in Years	1 year 11 months 15 days		2 years 2 months 15 days
Exercise Price | (per share)	$ 15.83	[1]	$ 15.02	[2]	$ 21.60	$ 21.60
Outstanding	103,703		103,703		103,703	103,703
September 16, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Life in Years	2 years 2 months 15 days		2 years 5 months 15 days
Exercise Price | (per share)	$ 19.79	[1]	$ 18.78	[2]	$ 27.00	$ 27.00
Outstanding	19,072		19,072		19,072	19,072
April 28, 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Life in Years	2 years 9 months 29 days		3 years 29 days
Exercise Price | (per share)	$ 32.66	[1]	$ 30.99	[2]	$ 44.55	$ 44.55
Outstanding	3,703		3,703		3,703	3,703
December 15, 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Life in Years	3 years 5 months 15 days		3 years 8 months 15 days
Exercise Price | (per share)	$ 24.08	[1]	$ 22.89	[2]	$ 32.85	$ 32.91
Outstanding	345,204		352,615		345,204	352,615
December 23, 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Life in Years	3 years 5 months 23 days		3 years 8 months 23 days
Exercise Price | (per share)	$ 22.36	[1]	$ 21.22	[2]	$ 30.51	$ 30.51
Outstanding	136,290		136,290		136,290	136,290
April 15, 2029 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Life in Years	3 years 9 months 14 days		4 years 14 days
Exercise Price | (per share)	$ 22.56	[1]	$ 21.41	[2]	$ 30.78	$ 30.78
Outstanding	8,794		9,071		8,794	9,071
July 3, 2029 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Life in Years	4 years 3 days		4 years 3 months 3 days
Exercise Price | (per share)	$ 21.26	[1]	$ 20.18	[2]	$ 29.01	$ 29.01
Outstanding	142,808		146,430		142,808	146,430
May 26, 2030 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Life in Years	4 years 10 months 28 days
Exercise Price | (per share)	$ 9.21	[1]			$ 12.57
Outstanding	33,334				33,334

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.